Scope of Consolidation - Additional Information (Details) - EUR (€)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Consideration adjustment parties within acquisition closing day		110 days
Perugini S.r.l.
Disclosure of subsidiaries [line items]
Revenue	€ 54,300
Profit	€ 900
Medical Glass a.s.
Disclosure of subsidiaries [line items]
Percentage equity interest in subsidiary		99.74%	99.74%